PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2025
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

21.  PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed balance sheets

	As of December 31,
	2024	2025
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	639,488	16,590	2,368
Amounts due from subsidiaries	12,233,657	13,565,320	1,936,160
Prepaid expenses and other current assets	21,153	15,844	2,261
Term deposit-current	656,820	210,189	30,000
Total current assets	13,551,118	13,807,943	1,970,789

Non-current assets:
Investments in subsidiaries and VIE	(38,667)	4,616,572	658,917
Total non-current assets	(38,667)	4,616,572	658,917

Total assets	13,512,451	18,424,515	2,629,706

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Amounts due to subsidiaries	310,414	1,128,817	161,115
Accrued expenses and other current liabilities	9,757	6,452	921
Payable for equity litigants settlement	119,560	149,887	21,393
Total current liabilities	439,731	1,285,156	183,429
Total liabilities	439,731	1,285,156	183,429

21.  PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (CONTINUED)

Condensed balance sheets (continued)

	As of December 31,
	2024	2025
	RMB	RMB	US$
LIABILITIES AND SHAREHOLDERS’ EQUITY
Mezzanine equity:
Convertible senior preferred shares (US$0.000002 par value; 307,692,307 and 307,692,307 shares authorized as of December 31, 2024 and 2025, respectively; 295,384,619 and 295,384,619 issued and outstanding as of December 31, 2024 and 2025, respectively)	1,514,660	1,514,660	216,185
Total Mezzanine equity	1,514,660	1,514,660	216,185

Shareholders’ equity:
Class A ordinary shares (US$0.000002 par value; 19,692,307,693 and 19,692,307,693 shares authorized as of December 31, 2024 and 2025, respectively, 2,124,695,348 and 2,158,141,800 issued and outstanding as of December 31, 2024 and 2025, respectively)	24	24	3
Class B ordinary shares (US$0.000002 par value; 5,000,000,000 and 5,000,000,000 shares authorized as of December 31, 2024 and 2025, respectively; 144,778,552 and 136,172,004 issued and outstanding as of December 31, 2024 and 2025, respectively)	2	2	—
Additional paid-in capital	16,705,240	17,278,391	2,466,122
Accumulated deficits	(5,585,742)	(1,985,360)	(283,368)
Accumulated other comprehensive income	438,536	331,642	47,335
Total Company’s ordinary shareholders’ equity	11,558,060	15,624,699	2,230,092

Total liabilities, mezzanine equity and shareholders’ equity	13,512,451	18,424,515	2,629,706

21.  PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (CONTINUED)

Condensed statements of comprehensive income

	For the year ended
	December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$

General and administrative expenses	(46,722)	(33,002)	(45,034)	(6,428)
Sales and marketing expenses	(566)	(309)	(586)	(84)
Losses and expenses related to Fabricated Transactions and Restructuring	32,422	149,946	(8,608)	(1,229)
Foreign exchange gain/(loss), net	3,320	6,007	(22,954)	(3,276)
Share of income from subsidiaries and VIE	2,945,299	2,833,727	3,684,441	525,875
Interest and investment income	2,476	17,915	38,067	5,433
Other expenses, net	—	(18,575)	—	—
Interest and financing expenses	—	—	(9,618)	(1,373)
Provision for equity litigants settlement	(92,192)	—	(35,326)	(5,042)
Income before income taxes	2,844,037	2,955,709	3,600,382	513,876
Net income	2,844,037	2,955,709	3,600,382	513,876
Net income attributable to the Company’s ordinary shareholders	2,844,037	2,955,709	3,600,382	513,876

Net income	2,844,037	2,955,709	3,600,382	513,876
Other comprehensive income/(loss), net of tax of nil:
Foreign currency translation difference, net of tax of nil	(360)	41,592	(106,894)	(15,257)
Total comprehensive income	2,843,677	2,997,301	3,493,488	498,619

21.  PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (CONTINUED)

Condensed statements of cash flows

	For the year ended
	December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Net cash provided by/(used in) operating activities	(184,240)	1,259,823	(1,045,431)	(149,213)
Net cash provided by/(used in) investing activities	—	(654,185)	428,609	61,175
Net cash provided by/(used in) financing activities	—	—	—	—
Effect of foreign exchange rate changes on cash and cash equivalents	—	3,098	(6,076)	(867)
Net (decrease)/increase in cash and cash equivalents	(184,240)	608,736	(622,898)	(88,905)
Cash and cash equivalents at beginning of years	214,992	30,752	639,488	91,273
Cash and cash equivalents at end of years	30,752	639,488	16,590	2,368

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investments in its subsidiaries and VIE.

The parent company records its investments in its subsidiaries and VIE under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as “Investments in subsidiaries and the VIE” and their respective profit or loss as “Share of income in subsidiaries and the VIE” on the condensed statements of comprehensive income. Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in a subsidiary or VIE is reduced to zero unless the parent company has guaranteed obligations of the subsidiary or VIE or is otherwise committed to provide further financial support.

The subsidiaries and Former VIE did not pay any dividends to the Company for the years presented.